CONCENTRATIONS OF CREDIT RISK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Steel Metal Scrap Industry [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	22.00%	36.00%
Rail Industry [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	36.00%	25.00%
Power Industry [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	6.00%	10.00%
Major Customer 1 [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	13.00%	13.00%
Major Customer 1 [Member] | Sales Revenue [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	18.00%	21.00%
Major Customer 2 [Member] | Sales Revenue [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	17.00%